CONSOLDIATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (74,164)	$ (41,712)	$ (163,588)	$ (311,133)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	651	641	2,624	2,455
Option based compensation	49,337	48,703	194,926	209,437
Non-cash lease expense	5,862	6,348	24,649	1,986
Changes in operating assets and liabilities:
Accounts receivable	(61,474)	(42,307)	(59,096)	(47,986)
Operating lease liability	(5,862)	(6,348)	(24,649)	(21,986)
Prepaid and other assets	4,405	7,394	(1,854)	(7,226)
Accounts payable and accrued expense	73,988	30,842	3,172	59,689
Accrued liability-related party	(148,772)	(222,603)	(73,402)	139,518
Deferred revenue	11,511	1,818	36,233	56,996
Net cash provided by (used in) operating activities	(144,538)	(220,860)	(60,985)	101,550
CASH FLOWS FROM FINANCING ACTIVITY
Proceeds from loan			15,678	28,717
Proceeds from (payment on) Canadian loan activity	(4,433)	15,678
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITY	(4,433)	15,678	15,678	28,717
Effect of exchange rate changes on cash and cash equivalents	(15,918)	9,371	26,317	(13,879)
Net increase (decrease) in cash and cash equivalents	(164,889)	(195,811)	(18,990)	116,879
Cash and cash equivalents- beginning of year	797,808	816,798	816,798	700,410
Cash and cash equivalents- end of year	632,919	620,987	797,808	816,798
SUPPLEMENTAL CASH FLOWS INFORMATION
Interest paid	0	0	0	0
Income taxes paid	0	0	0	0
NONCASH INVESTING AND FINANCING ACTIVITIES:
Dividends accrued on series B preferred shares	$ 2,905	$ 0	$ 72,625	$ 0